Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Sales [Abstract]
Production costs	$ 295,866	$ 245,021
Royalties	18,893	16,745
Total	$ 314,759	$ 261,766